GOLDMAN SACHS TRUST
Goldman Sachs Fund of Funds Portfolios
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
(each, a “Fund” and, together, the “Funds”)
Supplement dated December 16, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2025, as supplemented to date

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved changes to each Fund’s name, principal investment strategy, and blended benchmark index name. These changes will become effective after the close of business on February 13, 2026 (the “Effective Date”). Each Fund’s current investment objective will remain the same.

The Goldman Sachs Balanced Strategy Portfolio’s name will change to the “Goldman Sachs Conservative Allocation Fund.”
The Goldman Sachs Growth and Income Strategy Portfolio’s name will change to the “Goldman Sachs Moderate Allocation Fund.”
The Goldman Sachs Growth Strategy Portfolio’s name will change to the “Goldman Sachs Growth Allocation Fund.”
Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Balanced Strategy Portfolio,” “Goldman Sachs Growth and Income Strategy Portfolio,” and “Goldman Sachs Growth Strategy Portfolio” are replaced with the “Goldman Sachs Conservative Allocation Fund,” “Goldman Sachs Moderate Allocation Fund,” and “Goldman Sachs Growth Allocation Fund,” respectively.

The following replaces in its entirety the “Goldman Sachs Balanced Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Balanced Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Conservative Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following replaces in its entirety the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth and Income Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards) and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Moderate Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following replaces in its entirety the “Goldman Sachs Growth Strategy Portfolio—Summary—Principal Strategy” section in the Prospectuses and the “Principal Strategy” section in the Goldman Sachs Growth Strategy Portfolio’s Summary Prospectuses:

The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 80% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 20% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards; and (iv) swaps.

The Investment Adviser measures the Fund’s performance against the Growth Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.”

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following replaces in their entirety the first fourteen paragraphs of the “Investment Management Approach—Principal Investment Strategies” section in the Prospectuses:
Conservative Allocation Fund

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Investment Adviser measures the Fund’s performance against the Conservative Allocation Composite Index. The Fund’s broad-based securities market index is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged). The Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) provides a broad-based measure of the global investment grade fixed-rate debt markets. The MSCI® ACWI Index (Net, USD, Unhedged) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Conservative Allocation Composite Index is a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Conservative Allocation Composite Index is comprised of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (60%) and the MSCI® ACWI Index (Net, USD, Unhedged) (40%).

Moderate Allocation Fund

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Investment Adviser measures the Fund’s performance against the Moderate Allocation Composite Index. The Fund’s broad-based securities market index is the MSCI ® ACWI Index (Net, USD, Unhedged). The MSCI® ACWI Index (Net, USD, Unhedged) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) provides a broad-based measure of the global investment grade fixed-rate debt markets. The Moderate Allocation Composite Index is a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Moderate Allocation Composite Index is comprised of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (40%) and the MSCI ® ACWI Index (60%).

Growth Allocation Fund

Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 80% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 20% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets.

The Investment Adviser measures the Fund’s performance against the Growth Allocation Composite Index. The Fund’s broad-based securities market index is the MSCI ® ACWI Index (Net, USD, Unhedged). The MSCI® ACWI Index (Net, USD, Unhedged) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) provides a broad-based measure of the global investment grade fixed-rate debt markets. The Growth Allocation Composite Index is a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Growth Allocation Composite Index is comprised of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (20%) and the MSCI ® ACWI Index (80%).

All Funds

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Fund seeks to achieve its objective by investing in a combination of Underlying Funds including Underlying Fixed Income Funds and Underlying Equity Funds. When implementing its tactical asset allocation views, the Investment Adviser will select primarily from funds that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated investment companies available. In selecting exchange-traded Underlying Funds (“Underlying ETFs”), the Investment Adviser generally expects to identify ETFs based on their stated benchmarks and which most closely match the desired market exposure for a given asset class. The Investment Adviser will also consider an ETF’s fees and expenses, market liquidity, trading volume, and the anticipated holding period. The Investment Adviser may also select unaffiliated Underlying ETFs in cases where a Fund seeks exposure to passively-managed investment strategies, such as an ETF designed to track a specific benchmark index. An investor may choose to invest in one or more of the Funds based on factors including individual investment goals, risk tolerance and financial circumstances.

Although it is expected that each Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, the Funds may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time.

The Funds can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Funds may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets).

The Funds may use derivatives for both hedging and non-hedging purposes. Such derivatives may include (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, credit linked notes, exchange-traded notes, and contracts for difference.

The Funds and the Underlying Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, political or other conditions. Each Underlying Fund may, for temporary defensive purposes, invest a substantial portion, and in some cases all, of its total assets in some or all of the following: U.S. government securities, commercial paper rated at least A-2 by Standard & Poor’s Ratings

Services (“Standard & Poor’s”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another Nationally Recognized Statistical Rating Organization (“NRSRO”), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, cash and cash equivalents. When a Fund’s or an Underlying Fund’s assets are invested in such instruments, the Fund or Underlying Fund may not be achieving its investment objective.

Each Fund seeks to achieve its investment objective by investing within specified equity, fixed income, and alternative ranges. The table below illustrates the current Equity/Fixed Income/Alternative allocation targets and ranges for each Fund, which includes investments in Underlying Funds and any direct investments in the types of securities that are held by such Underlying Funds:

Equity/Fixed Income/Alternative Target and Range (Percentage of Each Fund’s Total Assets)

Fund	Target	Range*
Conservative Allocation Fund
Equity	40%	25%–55%
Fixed Income	60%	45%–75%
Alternative	0%	0%–20%
Moderate Allocation Fund
Equity	60%	45%–75%
Fixed Income	40%	25%–55%
Alternative	0%	0%–20%
Growth Allocation Fund
Equity	80%	65%–95%
Fixed Income	20%	5%–35%
Alternative	0%	0%–20%

*

Measured at the time of each monthly rebalancing. In the event of significant investor inflows, the Investment Adviser may continue to buy Underlying Funds, derivatives and/or unaffiliated investment companies between periodic rebalancing if necessary to maintain the desired exposures, even outside of the Fund’s allocation range.

A Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Investment Adviser will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of a Fund’s investment objective.

A Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage ranges described above.

Each Fund’s investment in any of the Underlying Funds may, and in some cases is expected to, exceed 25% of such Fund’s total assets.

THE PARTICULAR UNDERLYING FUNDS IN WHICH EACH FUND MAY INVEST, THE EQUITY/FIXED INCOME/ALTERNATIVE TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

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MEDIASTK2 12-25